Inventories	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventories

Note 5. Inventories

Inventories consisted of the following:

	December 31,	December 31,
	2018	2017
	(U.S. $ in thousands)
Finished goods	$61,391	$63,234
Work-in-process	2,616	2,271
Raw materials	59,517	50,212
	$123,524	$115,717